Investments in associates (Details)	12 Months Ended
Dec. 31, 2020
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	14.99%
Ownership at end of period	14.99%
Neoplux Technology Valuation Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	33.33%
Ownership at end of period	0.00%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	25.00%
Ownership at end of period	25.00%
Songrim Partners
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	35.34%
Ownership at end of period	35.34%
KTB Newlake Global Healthcare PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	30.00%
Ownership at end of period	30.00%
DAEKWANG SEMICONDUCTOR CO., LTD.
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	20.94%
Ownership at end of period	20.94%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	23.33%
Ownership at end of period	31.66%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	49.97%
Plutus-SG Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	26.67%
Ownership at end of period	0.00%
Eum Private Equity Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	20.76%
Ownership at end of period	20.76%
KTB Confidence Private Placement
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	31.43%
Ownership at end of period	0.00%
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	23.89%
Ownership at end of period	23.89%
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	20.16%
Ownership at end of period	20.16%
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	20.00%
Ownership at end of period	20.00%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	24.00%
Ownership at end of period	24.00%
Synergy-Shinhan Mezzanine New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	47.62%
Ownership at end of period	0.00%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	18.87%
Ownership at end of period	18.87%
Credian Healthcare Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	34.07%
Ownership at end of period	34.07%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%
AIP EUROGREEN Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	21.28%
Ownership at end of period	21.28%
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	44.84%
Ownership at end of period	44.84%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	4.41%
Ownership at end of period	4.41%
JB Power TL Investment Type Private Placement Special Asset Fund 7
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	33.33%
Ownership at end of period	33.33%
IBK AONE convertible 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	47.25%
Ownership at end of period	0.00%
Rico synergy collabo Multi-Mezzanine 3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.03%
Ownership at end of period	0.00%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	37.50%
Ownership at end of period	37.50%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	44.02%
Ownership at end of period	44.02%
BNP Paribas Cardif General Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	10.00%
Ownership at end of period	7.46%
Axis Global Growth New Technology Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	31.85%
Ownership at end of period	0.00%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	29.17%
Ownership at end of period	29.17%
SHC ULMUS Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	29.41%
Ownership at end of period	0.00%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	24.92%
Ownership at end of period	24.92%
Shinhan AIM FoF Fund 1a
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.00%
Ownership at end of period	25.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.00%
Ownership at end of period	25.00%
GX SHINHAN INTERVEST 1st Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.27%
Ownership at end of period	0.00%
Soo Commerce Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	24.62%
Ownership at end of period	24.62%
Partner One Value up I Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	27.91%
Ownership at end of period	27.91%
Genesis No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	22.80%
Ownership at end of period	22.80%
GMB ICT New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	26.75%
Ownership at end of period	0.00%
Korea Omega Project Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	23.53%
Ownership at end of period	23.53%
Soo Delivery Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	30.00%
Ownership at end of period	30.00%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	39.92%
Ownership at end of period	39.96%
Hyungje art printing
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	31.54%
Ownership at end of period	31.54%
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	23.33%
Ownership at end of period	23.33%
Shinhan-Rhinos 1 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	22.48%
Ownership at end of period	22.48%
Pacific Private Investment Trust No.20
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	21.74%
Ownership at end of period	21.74%
Susung Mezzanine project P1 Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	41.18%
Ownership at end of period	41.31%
Korea Finance Security
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	14.91%
Ownership at end of period	14.91%
Multimedia Tech Co.Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	21.06%
Ownership at end of period	21.06%
MIEL CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	28.77%
Ownership at end of period	28.77%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	35.73%
Ownership at end of period	35.73%
DB Epic Convertiblebond Private Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	50.98%
PCC S/W 2nd Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	29.56%
Ownership at end of period	0.00%
E&Healthcare Investment Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	20.37%
Ownership at end of period	21.05%
One Shinhan Global Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	19.98%
Ownership at end of period	19.96%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%
Daishin-K&T New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	31.25%
Ownership at end of period	31.25%
Midas Asset Global CRE Debt Private Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	20.05%
Ownership at end of period	41.16%
Richmond Private Investment Trust No.82
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	60.00%
Ownership at end of period	60.00%
Tiger Alternative Real Estate Professional Private5
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	48.71%
Ownership at end of period	48.71%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	42.92%
Ownership at end of period	42.92%
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	20.00%
Ownership at end of period	20.00%
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	21.43%
Ownership at end of period	0.00%
NH-Amundi Global Infrastructure Trust 14
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	30.00%
Ownership at end of period	30.00%
Pacific Private Real Estate Fund Investment Trust No.30
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	37.50%
Ownership at end of period	0.00%
Jarvis Memorial Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	99.01%
Ownership at end of period	99.01%
Mastern Private Investment Trust 68
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	53.76%
Ownership at end of period	53.76%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	60.00%
Ownership at end of period	60.00%
Milestone Private Real Estate Fund 3 (Derivative Type)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	32.06%
Ownership at end of period	32.06%
IGIS Private Real Estate Investment Trust 286 (2 class)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	41.56%
Ownership at end of period	41.44%
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	31.31%
Ownership at end of period	31.31%
Lime Pricing Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.85%
Ownership at end of period	0.00%
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	21.27%
Ownership at end of period	21.27%
DS Solid.II Hedge Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	27.41%
Ownership at end of period	0.00%
Hana Semiconductor New Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	24.30%
Ownership at end of period	24.30%
J&Magnet Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	24.39%
Ownership at end of period	24.39%
Cape IT Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	32.89%
Ownership at end of period	32.89%
FuturePlay-Shinhan TechInnovation Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%
Stonebridge Corporate 1st Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	44.12%
Ownership at end of period	44.12%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	21.64%
Ownership at end of period	21.64%
IL GU FARM CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	28.47%
Ownership at end of period	0.00%
Korea Credit Bureau
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	9.00%
Ownership at end of period	9.00%
Goduck Gangil1 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	1.04%
Ownership at end of period	1.04%
SBC PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2020
Ownership at beginning of period	25.00%
Ownership at end of period	25.00%
Sprott Global Renewable Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	23.10%
Ownership at end of period	0.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%
IMM Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	31.85%
Ownership at end of period	33.00%
HANA Alternative Estate Professional Private122
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	75.19%
Ownership at end of period	75.19%
Hanwha-Incus Plus New Technology Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	42.64%
Ownership at end of period	42.64%
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	45.96%
Ownership at end of period	45.96%
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	57.50%
Ownership at end of period	72.39%
PSA EMP Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	28.99%
Ownership at end of period	28.99%
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	52.28%
Ownership at end of period	52.28%
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.70%
Ownership at end of period	0.00%
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.42%
Ownership at end of period	0.00%
BRAIN DO PROFESSIONALE PRIVATE No. 27
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	29.13%
Ownership at end of period	29.13%
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	25.00%
Ownership at end of period	0.00%
UI Venture Fund 7th
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	24.39%
Sparklabs-Shinhan Opportunity Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	49.50%
BNW Tech-Innovation Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	29.85%
IGIS Real-estate Private Investment Trust No.33
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	40.86%
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	31.58%
WWG Global Real Estate Investment Trust no.4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	29.55%
Fidelis Global Private Real Estate Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	78.26%
IGIS PRIVATE REAL ESTATE TRUST NO.331
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	30.77%
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	28.70%
Pebblestone CGV Private Real Estate Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	48.53%
Shinhan AIM Real Estate Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	30.00%
Shinhan AIM Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	21.01%
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	22.02%
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	29.19%
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	71.43%
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	30.00%
Korea Omega-Shinhan Project Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	50.00%
New Green Shinhan Mezzanine Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	39.22%
KORAMKO-Daum Professional Private Investment Trust No.12
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	33.33%
Samsung SRA Real Estate Professional Private 45[FoFs]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	25.00%
IBK Global New Renewable Energy Special Asset Professional Private2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	28.98%
VS Cornerstone Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	41.18%
Aone Mezzanine Opportunity Professional Private
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	66.12%
KiwoomUnicorn3New Technology Business Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	21.28%
Multi Asset The United States Thortons Professional Private1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	25.00%
Kiwoom Milestone US Real Estate Professional Private20
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	75.27%
NH-Amundi US Infrastructure Private Fund2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	25.91%
KB Distribution Private Real Estate1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	62.00%
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	28.93%
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	30.00%
Kakao-Shinhan 1st TNYT Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	48.62%
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	20.02%
Pacific Private Placement Real Estate Fund No.40
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	24.73%
Mastern Private Real Estate Loan Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	33.57%
LB Scotland Amazon Fulfillment Center Fund 29
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	70.14%
JR AMC Hungary Budapest Office Fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	32.57%
IGIS 372 Real Estate Professional Private
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	28.39%
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	19.00%
Future-Creation Neoplux Venture Capital Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	16.25%
Gyeonggi-Neoplux Superman Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	21.76%
NewWave 6th Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	30.00%
Neoplux No.3 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	10.00%
PCC Amberstone Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	21.67%
KIAMCO POWERLOAN TRUST 4TH
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	47.37%
Mastern Opportunity Seeking Real Estate Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	20.00%
AION ELFIS PROFESSIONAL PRIVATE 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	20.00%
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	29.68%
Neoplux Market-Frontier Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	19.74%
Synergy Green New Deal 1st New Technology Business Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	28.17%
KAIM Real-estate Private Investment Trust 20
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	38.46%
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	50.00%
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	62.50%
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	97.85%
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	97.85%
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	25.00%
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	58.82%
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	30.00%
Eum Private Equity Fund No.7
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	21.00%
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	25.00%
Kiwoom Hero No.4 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	21.05%
Vogo Canister Professional Trust Private Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2020
Ownership at beginning of period	0.00%
Ownership at end of period	36.68%